Warrant liabilities - Summary of Change in Carrying Value of the Warrants (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure For Change In Carrying Value Of The Warrants. [Line Items]
Initial recognition	$ 0
Ending balance	54
Registered for Sale [Member]
Disclosure For Change In Carrying Value Of The Warrants. [Line Items]
Initial recognition	36
Change in fair value	(15)
Ending balance	21
In Process of Registration for Resale [Member]
Disclosure For Change In Carrying Value Of The Warrants. [Line Items]
Initial recognition	55
Change in fair value	(22)
Ending balance	33
Total
Disclosure For Change In Carrying Value Of The Warrants. [Line Items]
Initial recognition	91
Change in fair value	(37)
Ending balance	$ 54